MARKET RISK BENEFITS - Asset (Liability) Position (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Asset	$ 10,000,000	$ 0
Liability	124,000,000	68,000,000
Net	114,000,000	68,000,000	$ 0
Direct insurance
Market Risk Benefit [Line Items]
Asset	10,000,000	0
Liability	54,000,000	0
Net	44,000,000	0
Reinsurance
Market Risk Benefit [Line Items]
Asset	0	0
Liability	70,000,000	68,000,000
Net	$ 70,000,000	$ 68,000,000